Consolidated Statements Of Operations - USD ($) shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Net sales	$ 3,492.4	$ 3,708.2	$ 3,664.6	$ 3,116.7	$ 3,418.4	$ 3,501.1	$ 3,314.0	$ 2,755.2	$ 13,981.9	$ 12,988.7	$ 12,074.5
Cost of sales									11,654.7	10,872.9	10,153.2
Gross profit	577.9	614.3	610.5	524.5	557.6	567.2	534.5	456.5	2,327.2	2,115.8	1,921.3
Selling and administrative expenses									1,345.1	1,226.0	1,110.3
Advertising expense									162.9	147.8	138.0
Income from operations	197.2	237.5	223.5	161.0	179.9	204.6	205.9	151.6	819.2	742.0	673.0
Interest expense, net									(146.5)	(159.5)	(197.3)
Net loss on extinguishments of long-term debt									(2.1)	(24.3)	(90.7)
Gain on remeasurement of equity investment									0.0	98.1	0.0
Other income (expense), net									1.8	(9.3)	2.7
Income before income taxes									672.4	647.0	387.7
Income tax expense									(248.0)	(243.9)	(142.8)
Net income	$ 103.2	$ 125.9	$ 117.5	$ 77.8	$ 89.3	$ 150.9	$ 108.2	$ 54.7	$ 424.4	$ 403.1	$ 244.9
Net income per common share:
Earnings per share, basic (in dollars per share)	$ 0.64	$ 0.78	$ 0.71	$ 0.47	$ 0.53	$ 0.89	$ 0.63	$ 0.32	$ 2.59	$ 2.37	$ 1.44
Earnings per share, diluted (in dollars per share)	0.63	0.76	0.70	0.46	0.52	0.88	0.63	0.32	$ 2.56	$ 2.35	$ 1.42
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Basic weighted-average shares outstanding (in shares)									163.6	170.3	170.6
Diluted weighted-average shares outstanding (in shares)									166.0	171.8	172.8
Cash dividends declared per common share (in dollars per share)	$ 0.1600	$ 0.1075	$ 0.1075	$ 0.1075	$ 0.1075	$ 0.0675	$ 0.0675	$ 0.0675	$ 0.4825	$ 0.3100	$ 0.1950